RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 12: RELATED PARTIES

In August 2024, the Company granted 68,000 of the Company’s ordinary shares to the monday.com Foundation LTD. (“the Foundation”), an Israeli public benefit corporation (a non-for-profit organization) designated to support the Company’s social responsibility initiatives. The Foundation provides technology, education and essential skills to empower emergency response teams and youth from underserved communities, bridging the digital divide.

The shares were issued as a charitable contribution to the Foundation. The shares were fully vested on the date of grant without any performance obligations by the Foundation. The fair value of the shares totaled $17,908 at the date of grant and was recorded in general and administrative expense in the consolidated report of operations.

Additionally, the Company donated to the Foundation an amount of $6,300, which represented 1% of the gross IPO proceeds. This amount was recorded in general and administrative expense in the consolidated report of operations during 2024.

The Company’s Co-founder and the Company are both shareholders in the Foundation and each of them holds 14% of the voting rights in the Foundation. The Company does not control the Foundation, and accordingly, it does not consolidate the Foundation’s statement of activities with its financial results. Additionally, the Foundation’s shares do not have any economic rights and are not in substance to ordinary shares, therefore the Company does not apply the equity method in regards to the Foundation’s results.

In August 2024, the parties entered into a service agreement according to which the Company shall provide certain services necessary for the operation and activities of the Foundation, such as lease of office space, logistics, IT and HR. The cost of these services shall be charged and paid back to the Company by the Foundation. The fair value of these services was immaterial in 2024.

Other than as detailed above, there were no material related party transactions in each of the years ended December 31, 2024, 2023 and 2022 that were outside of the normal course of business.